Operating Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of goodwill in material partially owned subsidiaries
	December 31,
	2020	2019
Matrix and its subsidiaries	$290,662	$260,492
Sapiens and its subsidiaries	409,646	316,082
Magic Software and its subsidiaries	135,682	117,743
Other consolidated subsidiaries	36,434	29,876
	$872,424	$724,193

Schedule of reporting on operating segments
	Matrix	Sapiens	Magic Software	Other	Adjustments	Total
Year ended December 31, 2020:
Revenues from external customers	1,116,178	382,903	368,357	144,139	(77,659)	1, 933,918
Inter-segment revenues	5,316	-	2,837	330	(8,483)	-
Revenues	1,121,494	382,903	371,194	144,469	(86,142)	1, 933,918
Unallocated corporate expenses	-	-	-	-	-	-
Depreciation and amortization	14,646	28,474	13,939	6,142	(2,103)	61,098
Operating income	84,181	35,337	47,757	10,839	(7,473)	170,641
Financial expenses, net						(26,885)
Group’s share of profits of companies accounted for at equity, net						1,535
Taxes on income						(31,269)
Net income						114,022

Year ended December 31, 2019:
Revenues from external customers	1,005,721	325,674	322,401	131,668	(84,349)	1,701,115
Inter-segment revenues	3,986	-	3,229	510	(7,725)	-
Revenues	1,009,707	325,674	325,630	132,178	(92,074)	1,701,115
Unallocated corporate expenses	-	-	-	-	-	-
Depreciation and amortization	11,713	25,619	14,025	4,148	(2,104)	53,401
Operating income	71,552	32,336	33,817	8,227	(7,443)	138,489
Financial expenses, net						(18,652)
Group’s share of profits of companies accounted for at equity, net						1,787
Taxes on income						(27,201)
Net income						94,423

Year ended December 31, 2018:
Revenues from external customers	878,188	289,707	282,205	109,041	(66,153)	1,492,988
Inter-segment revenues	2,869	-	2,170	80	(5,119)	-
Revenues	881,057	289,707	284,375	109,121	(71,272)	1,492,988
Unallocated corporate expenses	-	-	-	-	(2,113)	(2,113)
Depreciation and amortization	8,554	26,249	12,562	5,081	(3,712)	48,734
Operating income (loss)	61,264	16,799	31,698	4,210	(4,354)	109,617
Financial expenses, net						(8,290)
Group’s share of profits of companies accounted for at equity, net						369
Taxes on income						(24,301)
Net income						77,395